ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

  10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the Company's accounts payable and accrued liabilities:

	January 31, 2022	January 31, 2021
	$	$
Accounts payable	1,402,546	1,382,519
Accrued liabilities	1,040,914	1,183,259
Interest payable	65,409	115,218
	2,508,869	2,680,996